                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                           SHARES          VALUE
                                                        -----------   --------------
COMMON STOCKS--99.5%
CONSUMER DISCRETIONARY--15.6%
AUTOMOBILES--1.0%
Bayerische Motoren Werke (BMW) AG                           868,461   $   39,839,374
Bayerische Motoren Werke (BMW) AG, Preference             1,966,520       64,162,729
                                                                      --------------
                                                                         104,002,103
HOTELS, RESTAURANTS & LEISURE--3.3%
Carnival Corp.(1)                                         4,413,032      139,848,984
Lottomatica SpA                                             853,743       17,106,220
McDonald's Corp.                                          2,299,600      143,587,024
Shuffle Master, Inc.(1)                                   2,278,700       18,776,488
                                                                      --------------
                                                                         319,318,716
HOUSEHOLD DURABLES--1.5%
Sony Corp.                                                4,936,028      143,078,070
                                                                      --------------
MEDIA--3.6%
Grupo Televisa SA, Sponsored GDR                          5,673,488      117,781,611
Sirius XM Radio, Inc.(1)                                 48,231,723       28,939,034
Walt Disney Co. (The)                                     4,856,500      156,622,125
Wire & Wireless India Ltd.(1)                             9,072,951        1,735,237
Zee Entertainment Enterprises Ltd.                        7,850,584       43,150,329
                                                                      --------------
                                                                         348,228,336
SPECIALTY RETAIL--2.6%
Industria de Diseno Textil SA                             1,934,020      119,838,835
Tiffany & Co.                                             3,097,478      133,191,554
                                                                      --------------
                                                                         253,030,389
TEXTILES, APPAREL & LUXURY GOODS--3.6%
Bulgari SpA                                               7,052,100       58,180,305
LVMH Moet Hennessy Louis Vuitton SA                       1,890,440      212,412,643
Tod's SpA                                                 1,027,554       76,127,572
                                                                      --------------
                                                                         346,720,520
CONSUMER STAPLES--11.6%
BEVERAGES--3.5%
Companhia de Bebidas das Americas, Sponsored ADR,
Preference                                                  733,210       74,120,199
Diageo plc                                                2,990,109       52,145,459
Fomento Economico Mexicano SA de CV, UBD                 28,469,738      136,581,620
Grupo Modelo SA de CV, Series C(1)                       14,037,376       77,901,964
                                                                      --------------
                                                                         340,749,242
FOOD & STAPLES RETAILING--2.9%
Seven & I Holdings Co. Ltd.                               1,571,463       31,896,135
Tesco plc                                                16,808,690      115,489,020
Wal-Mart Stores, Inc.                                     2,514,300      134,389,335
                                                                      --------------
                                                                         281,774,490
FOOD PRODUCTS--2.8%
Cadbury plc                                               7,769,044      100,074,502
Nestle SA                                                 1,371,499       66,556,382
Unilever plc                                              3,221,140      103,105,766
                                                                      --------------
                                                                         269,736,650


                          1 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                           SHARES          VALUE
                                                        -----------   --------------
HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co.                                     1,587,700   $  130,429,555
Reckitt Benckiser Group plc                               1,890,079      102,453,565
                                                                      --------------
                                                                         232,883,120
ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--2.6%
Technip SA                                                1,935,580      135,633,086
Transocean Ltd.(1)                                        1,352,458      111,983,522
                                                                      --------------
                                                                         247,616,608
OIL, GAS & CONSUMABLE FUELS--2.2%
Husky Energy, Inc.                                        2,533,166       72,857,134
Total SA                                                  2,259,642      144,801,165
                                                                      --------------
                                                                         217,658,299
FINANCIALS--14.6%
CAPITAL MARKETS--3.8%
3i Group plc                                              9,285,554       41,975,932
Credit Suisse Group AG                                    4,403,543      216,879,505
UBS AG(1)                                                 6,711,102      103,095,405
                                                                      --------------
                                                                         361,950,842
COMMERCIAL BANKS--3.3%
HDFC Bank Ltd.                                              510,000       18,555,242
HSBC Holdings plc                                        13,762,462      156,676,476
Societe Generale, Cl. A                                   1,155,381       79,943,532
Sumitomo Mitsui Financial Group, Inc.                     2,368,500       67,524,984
                                                                      --------------
                                                                         322,700,234
CONSUMER FINANCE--1.2%
SLM Corp.(1)                                             10,355,624      116,707,882
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares                                     5,706,846      105,496,668
INSURANCE--5.2%
AFLAC, Inc.                                               2,501,700      115,703,625
Allianz SE                                                1,102,707      138,012,886
Fidelity National Financial, Inc., Cl. A                  3,396,100       45,711,506
Prudential plc                                           10,373,209      105,672,208
XL Capital Ltd., Cl. A                                    5,474,500      100,347,585
                                                                      --------------
                                                                         505,447,810
HEALTH CARE--7.1%
BIOTECHNOLOGY--1.3%
Amylin Pharmaceuticals, Inc.(1)                           1,328,491       18,851,287
Basilea Pharmaceutica AG(1)                                 111,244        6,875,819
InterMune, Inc.(1)                                        1,239,900       16,168,296
NicOx SA(1)                                                 797,345        6,660,449
Regeneron Pharmaceuticals, Inc.(1)                          781,162       18,888,497
Seattle Genetics, Inc.(1)                                 2,717,868       27,613,539
Theravance, Inc.(1)                                       2,045,545       26,735,273
                                                                      --------------
                                                                         121,793,160


                           2 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                           SHARES          VALUE
                                                        -----------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Swiss Medical SA(1, 2, 3)                                   960,000   $   14,231,113
                                                                      --------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Aetna, Inc.                                               3,652,799      115,793,728
WellPoint, Inc.(1)                                        1,991,865      116,105,811
                                                                      --------------
                                                                         231,899,539
PHARMACEUTICALS--3.3%
Bayer AG                                                    535,581       42,982,250
Roche Holding AG                                          1,094,986      186,087,814
Sanofi-Aventis SA                                         1,143,473       89,632,961
                                                                      --------------
                                                                         318,703,025
INDUSTRIALS--13.7%
AEROSPACE & DEFENSE--3.6%
Boeing Co. (The)                                            817,884       44,272,061
Empresa Brasileira de Aeronautica SA, ADR                 3,262,096       72,124,943
European Aeronautic Defense & Space Co.                   5,184,348      103,560,430
Lockheed Martin Corp.                                       668,710       50,387,299
Raytheon Co.                                              1,585,884       81,704,744
                                                                      --------------
                                                                         352,049,477
AIR FREIGHT & LOGISTICS--1.1%
TNT NV                                                    3,373,603      103,261,932
                                                                      --------------
BUILDING PRODUCTS--1.6%
Assa Abloy AB, Cl. B                                      7,993,401      153,066,657
                                                                      --------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Secom Co. Ltd.                                            1,461,800       69,143,076
                                                                      --------------
ELECTRICAL EQUIPMENT--1.1%
Emerson Electric Co.                                      1,732,320       73,796,832
Prysmian SpA                                              1,792,771       31,328,581
                                                                      --------------
                                                                         105,125,413
INDUSTRIAL CONGLOMERATES--5.2%
3M Co.                                                    1,741,600      143,978,072
Koninklijke (Royal) Philips Electronics NV                4,183,951      124,036,450
Siemens AG                                                2,551,299      234,595,434
                                                                      --------------
                                                                         502,609,956
MACHINERY--0.4%
Fanuc Ltd.                                                  473,700       44,047,146
                                                                      --------------
INFORMATION TECHNOLOGY--28.8%
COMMUNICATIONS EQUIPMENT--6.5%
Juniper Networks, Inc.(1)                                 7,315,192      195,096,171
Tandberg ASA                                              2,385,736       67,989,644
Telefonaktiebolaget LM Ericsson, B Shares                39,707,147      365,734,311
                                                                      --------------
                                                                         628,820,126
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.2%
Corning, Inc.                                             6,099,698      117,785,168
Hoya Corp.                                                3,730,416       98,896,172
Keyence Corp.                                               343,276       70,767,157
Kyocera Corp.                                               582,600       51,381,558
Murata Manufacturing Co. Ltd.                             2,090,304      103,241,514


                           3 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                           SHARES          VALUE
                                                        -----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Nidec Corp.                                                 626,008   $   57,401,711
                                                                      --------------
                                                                         499,473,280
INTERNET SOFTWARE & SERVICES--2.1%
eBay, Inc.(1)                                             8,468,208      199,341,616
                                                                      --------------
IT SERVICES--3.3%
Automatic Data Processing, Inc.                           3,104,000      132,913,280
Infosys Technologies Ltd.                                 3,427,793      190,763,240
                                                                      --------------
                                                                         323,676,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
Altera Corp.                                              4,761,918      107,762,204
Linear Technology Corp.                                     851,030       25,990,456
Maxim Integrated Products, Inc.                           4,837,955       98,210,487
MediaTek, Inc.                                            5,709,709       99,154,526
Taiwan Semiconductor Manufacturing Co. Ltd.              47,599,726       95,482,047
                                                                      --------------
                                                                         426,599,720
SOFTWARE--7.3%
Adobe Systems, Inc.(1)                                    3,505,154      128,919,564
Intuit, Inc.(1)                                           5,431,930      166,814,570
Microsoft Corp.                                           6,462,502      197,041,686
Nintendo Co. Ltd.                                           218,200       51,636,098
SAP AG                                                    3,484,004      164,717,503
                                                                      --------------
                                                                         709,129,421
MATERIALS--0.3%
CHEMICALS--0.3%
Linde AG                                                    221,201       26,589,022
                                                                      --------------
TELECOMMUNICATION SERVICES--2.1%
WIRELESS TELECOMMUNICATION SERVICES--2.1%
KDDI Corp.                                                   20,394      107,545,359
Vodafone Group plc                                       39,293,399       91,201,406
                                                                      --------------
                                                                         198,746,765
UTILITIES--0.9%
ELECTRIC UTILITIES--0.9%
Fortum OYJ                                                3,384,980       91,702,437
                                                                      --------------
Total Common Stocks (Cost $8,387,466,832)                              9,637,109,380

                                                         PRINCIPAL
                                                           AMOUNT
                                                        -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost
   $11,942,000)                                         $11,942,000        9,464,035
                                                                      --------------

                                                          SHARES
                                                        -----------
INVESTMENT COMPANIES--0.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(4, 5)                                       69,073           69,073
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.21%(3, 4)                                    39,629,689       39,629,689
                                                                      --------------
Total Investment Companies (Cost $39,698,762)                             39,698,762


                           4 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                           VALUE
                                                                      --------------
TOTAL INVESTMENTS, AT VALUE (COST $8,439,107,594)             100.0%  $9,686,272,177
LIABILITIES IN EXCESS OF OTHER ASSETS                           0.0       (1,259,388)
                                                              -----   --------------
NET ASSETS                                                    100.0%  $9,685,012,789
                                                              =====   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2009 was $14,231,113, which represents 0.15% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                     ACQUISITION                                  UNREALIZED
SECURITY                DATES            COST         VALUE      DEPRECIATION
--------           ---------------   -----------   -----------   ------------
Swiss Medical SA   5/19/94-7/10/02   $30,390,000   $14,231,113    $16,158,887

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES            GROSS         GROSS          SHARES
                                         SEPTEMBER 30, 2009    ADDITIONS     REDUCTIONS   DECEMBER 31, 2009
                                         ------------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market
   Fund, Cl. E                                9,456,077       192,797,105   162,623,493       39,629,689
Swiss Medical SA                                960,000                --            --          960,000

                                            VALUE       INCOME
                                         -----------   -------
Oppenheimer Institutional Money Market
   Fund, Cl. E                           $39,629,689   $11,510
Swiss Medical SA                          14,231,113        --
                                         -----------   -------
                                         $53,860,802   $11,510
                                         ===========   =======

(4.) Rate shown is the 7-day yield as of December 31, 2009.

(5.) Interest rate is less than 0.0005%.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                           LEVEL 2--        LEVEL 3--
                                       LEVEL 1--            OTHER          SIGNIFICANT
                                  UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                        PRICES        OBSERVABLE INPUTS      INPUTS           VALUE
                                  -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary           $1,115,077,108      $  399,301,026     $        --   $1,514,378,134
   Consumer Staples                    822,507,122         302,636,380              --    1,125,143,502
   Energy                              184,840,656         280,434,251              --      465,274,907


                           5 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

   Financials                          378,470,598       1,033,832,838              --    1,412,303,436
   Health Care                         532,904,694         139,491,030      14,231,113      686,626,837
   Industrials                         621,628,982         707,674,675              --    1,329,303,657
   Information Technology            2,086,645,637         700,395,046              --    2,787,040,683
   Materials                            26,589,022                  --              --       26,589,022
   Telecommunication Services           91,201,406         107,545,359              --      198,746,765
   Utilities                                    --          91,702,437              --       91,702,437
Convertible Corporate Bonds and
   Notes                                        --           9,464,035              --        9,464,035
Investment Companies                    39,698,762                  --              --       39,698,762
                                    --------------      --------------     -----------   --------------
Total Assets                        $5,899,563,987      $3,772,477,077     $14,231,113   $9,686,272,177
                                    --------------      --------------     -----------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS        VALUE       PERCENT
-------------------   --------------   -------
United States         $3,429,224,072     35.4%
Japan                    896,558,980      9.3
United Kingdom           868,794,334      9.0
France                   772,644,266      8.0
Germany                  710,899,198      7.3
Sweden                   624,297,636      6.4
Switzerland              579,494,925      6.0
Mexico                   332,265,195      3.4
India                    254,204,048      2.6
The Netherlands          227,298,382      2.4
Taiwan                   194,636,573      2.0
Italy                    182,742,678      1.9
Brazil                   146,245,142      1.5
Spain                    119,838,835      1.2
Cayman Islands           100,347,585      1.0
Finland                   91,702,437      1.0
Canada                    72,857,134      0.8
Norway                    67,989,644      0.7
Argentina                 14,231,113      0.1
                      --------------    -----
Total                 $9,686,272,177    100.0%
                      ==============    =====


                           6 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                           7 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES As of December 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 8,475,035,256
                                 ===============
Gross unrealized appreciation    $ 2,215,437,492
Gross unrealized depreciation     (1,003,830,088)
                                 ---------------
Net unrealized appreciation      $ 1,211,607,404
                                 ===============


                           8 | OPPENHEIMER GLOBAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010